SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3.1.     Basis of consolidation

The consolidated financial statements present the results of the Holding Company and its subsidiaries as if they formed a single entity. Intercompany transactions and balances between group companies are therefore eliminated in full.

Where the Company has control over an investee, it is classified as a subsidiary. The Company controls an investee if all three of the following elements are present:

●	power over the investee,
●	exposure to variable returns from the investee, and
●	the ability of the investor to use its power to affect those variable returns.

Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Company has the practical ability to direct the relevant activities of the investee without holding the majority of the voting rights. In determining whether de-facto control exists the Company considers all relevant facts and circumstances, including:

●	The size of the company’s voting rights relative to both the size and dispersion of other parties who hold voting rights
●	Substantive potential voting rights held by the Company and by other parties
●	Other contractual arrangements
●	Historic patterns in voting attendance

The consolidated financial statements incorporate the results of business combinations using the acquisition method. In the consolidated statement of financial position, the acquiree’s identifiable assets, liabilities and contingent liabilities are initially recognized at their fair values at the acquisition date. The results of acquired operations are included in the consolidated statement of profit or loss and other comprehensive income from the date on which control is obtained. They are deconsolidated from the date on which control ceases.

Joint arrangements

The Group is a party to a joint arrangement when there is a contractual arrangement that confers joint control over the relevant activities of the arrangement to the Group and at least one other party. Joint control is assessed under the same principles as control over subsidiaries.

The group classifies its interests in joint arrangements as either:

●	Joint ventures: where the Group has rights to only the net assets of the joint arrangement
●	Joint operations: where the Group has both the rights to assets and obligations for the liabilities of the joint arrangement.

In assessing the classification of interests in joint arrangements, the Group considers:

●	The structure of the joint arrangement
●	The legal form of joint arrangements structured through a separate vehicle
●	The contractual terms of the joint arrangement agreement
●	Any other facts and circumstances (including any other contractual arrangements).

Joint ventures are initially recognized in the consolidated statement of financial position at cost. Subsequently joint ventures are then accounted for using the equity method, where the Group’s share of post-acquisition profits and losses and other comprehensive income is recognized in the consolidated statement of profit or loss and other comprehensive income (except for losses in excess of the Group’s investment in the joint ventures unless there is an obligation to make good those losses).

Any premium paid for an investment in a joint venture above the fair value of the Group’s share of the identifiable assets, liabilities and contingent liabilities acquired is capitalized and included in the carrying amount of the investment in joint venture. Where there is objective evidence that the investment in a joint venture has been impaired the carrying amount of the investment is tested for impairment in the same manner as other non-financial assets.

Unrealized gains on transactions between the Group and its joint ventures are eliminated to the extent of the Group’s interest in the joint ventures. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of the joint ventures have been changed where necessary to ensure consistency with the policies adopted by the Group.

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell, except for assets such as deferred tax assets, assets arising from employee benefits, financial assets and investment property that are carried at fair value and contractual rights under insurance contracts, which are specifically exempt from this requirement.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset (or disposal group) is recognized at the date of derecognition. Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized. Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the statement of financial position. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the statement of financial position.

A discontinued operation is a component of the entity that has been disposed of or is classified as held for sale and that represents a separate major line of business or geographical area of operations, is part of a single coordinated plan to dispose of such a line of business or area of operations, or is a subsidiary acquired exclusively with a view to resale. The results of discontinued operations are presented separately in the statement of profit or loss. Refer to Note 30.2.

3.2.     Property and equipment

Owned

Items of property, plant and equipment are initially recognized at cost. The initial cost of an item of property and equipment consists of its purchase price including import duties, taxes and directly attributable costs of bringing the asset to its working condition and location for the intended use. Additionally, any direct labor costs that is directly attributable to the development of software is capitalized.

Depreciation on assets under construction does not commence until they are complete and available for use. Depreciation is provided on all other items of property, plant and equipment so as to reduce their carrying value over their expected useful economic lives.

Depreciation on property and equipment is provided using the straight line method. A full month’s depreciation is charged in the month of addition, and no depreciation is charged in the month of disposal. Rates of depreciation are disclosed in Note 6 (property and equipment).

Depreciation
Property and equipment	Useful economic life	method
Leasehold improvements	3 - 5 years or life of lease if less	Straight line
Furniture, fixture and office equipment	3 - 5 years	Straight line
Computer equipment	3 years	Straight line
Vehicles	5 years	Straight line
Right of Use Assets	expected term of lease	Straight line

The assets’ residual values, useful lives and methods of depreciation are reviewed at each financial year-end and adjusted prospectively, if appropriate.

Right of use assets and lease liabilities

The Group recognizes a right-of-use asset and a lease liability at the commencement date, except for short-term leases of 12 months or less and low value. Measurement of right-of-use assets and lease liabilities are as follows:

The lease liability is initially measured at the commencement date at the present value of the remaining lease payments using the incremental borrowing rate specific to the country, term and currency of the contract. The lease liability is subsequently measured at amortized cost using the effective interest rate method and re-measured (with a corresponding adjustment to the related ROU asset) when there is change in future lease payments in case of renegotiation, change of an index or rate or in case of reassessment of options.

At inception, the ROU asset comprises the initial lease liability, initial direct costs and the obligation to refurbish the asset, less any incentives granted by the lessors. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator for impairment, as indicated in Note 3.4.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

ROU assets are included in the heading Property and Equipment (see Note 6.2), the lease liability is shown separately as current and non-current in the statements of financial position, and interest on the lease liability is included in the heading Finance Expenses.

The gains and losses on disposal of assets or termination of right of use assets are recognized in the consolidated statement of profit or loss.

Right of use assets are transferred to owned assets when the Group makes early payment or when there is an option to exercise purchase option and the Group exercises it.

3.3.     Intangible assets

3.3.1.  Goodwill

Goodwill represents the excess of the cost of a business combination over the total acquisition date fair value of the identifiable assets, liabilities and contingent liabilities acquired.

Cost comprises the fair value of assets given, liabilities assumed and equity instruments issued, plus the amount of any non-controlling interests in the capital plus, if the business combination is achieved in stages, the fair value of the existing equity interest in the capital. Contingent consideration is included in cost at its acquisition date fair value and, in the case of contingent consideration classified as a financial liability, re-measured subsequently through the consolidated statement of profit or loss. Direct costs of acquisition are expensed immediately.

Goodwill is capitalized as an intangible asset with any impairment in carrying value being charged to the profit or loss. Where the fair value of identifiable assets, liabilities and contingent liabilities exceed the fair value of consideration paid, the excess is credited in full to the profit or loss on the acquisition date.

3.3.2.  Other intangible assets

Externally acquired intangible assets are initially recognized at cost and subsequently amortized on a straight-line basis over their useful economic lives.

Intangible assets are recognized on business combinations if they are separable from the acquired entity or give rise to other contractual/legal rights. The amounts ascribed to such intangibles are arrived at by using appropriate valuation techniques.

Expenditure on internally developed products is capitalized if it can be demonstrated that:

●	it is technically feasible to develop the product for it to be sold
●	adequate resources are available to complete the development
●	there is an intention to complete and sell the product
●	the Group is able to sell the product
●	sale of the product will generate future economic benefits, and
●	expenditure on the project can be measured reliably

Capitalized development costs are amortized over the periods the Group expects to benefit from selling the products developed. The amortization expense is included within the “Depreciation and amortization” line in the profit or loss. Development expenditures not satisfying the above criteria and expenditures associated with the research phase of internal projects is charged out in the consolidated statements of profit or loss and other comprehensive income / (loss).

Trademarks and patents are capitalized at cost of acquisition and are not amortized but are tested for impairment annually. Trademarks and patents have an indefinite life on the grounds of the proven longevity of the trademarks or patents and the Group’s commitment to maintaining those trademarks or patents.

The significant intangibles recognized by the Group, their useful economic lives and the methods used to determine the cost of intangibles acquired in a business combination are as follows:

Intangible Asset	Useful economic life	Valuation method
Customer lists	5 - 6 years	Straight line
Software	3 - 5 years	Straight line

3.4.     Impairment of non-financial assets

Goodwill and other intangibles:

Impairment tests on goodwill and other intangible assets with indefinite useful economic lives are undertaken annually at the financial year end. Additionally, these assets are subject to impairment tests whenever events or changes in circumstances which indicate that their carrying amount may not be recoverable. In those instances where the carrying value of an asset exceeds its recoverable amount (i.e. the higher of value in use and fair value less costs to sell), the asset is written down accordingly.

When it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the smallest group of assets to which it belongs for which there are separately identifiable cash flows; its cash generating units (“CGUs”).

Goodwill is allocated on initial recognition to each of the Group’s CGUs that are expected to benefit from a business combination that gives rise to the goodwill.

Property and Equipment:

The carrying amounts of the Group’s assets including right-of-use assets are reviewed at the end of each reporting period to determine whether there is any indication of impairment loss. If any such indication exists, the asset’s recoverable amount is estimated in order to determine the extent of the impairment loss, if any. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost to sell and value in use. Impairment losses are charged to the profit and loss in other operating expenses.

Impairment charges are included in the profit or loss, except to the extent they reverse gains previously recognized in other comprehensive income. An impairment loss recognized for goodwill is not reversed.

3.5.     Financial instruments

3.5.1.  Financial assets

The Group classifies all its financial assets at amortized cost. The Group has not classified any of its financial assets at fair value through profit or loss.

The Group includes in this category trade and other receivables, deposits, due from related parties and cash and cash equivalents.

These assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers (e.g. trade receivables), but also incorporate other types of contractual monetary asset.

They are initially recognized at fair value plus transaction costs that are directly attributable to their acquisition or issue, and are subsequently carried at amortized cost using the effective interest rate method, less provision for impairment.

For impairment provisions, the Group applies the IFRS 9 simplified approach to measure expected credit losses using a lifetime expected credit loss provision for trade receivables to measure expected credit losses on a collective basis. Trade receivables are grouped based on a similar credit risk and ageing. The Company measures ECL and recognizes credit loss allowance at each reporting date. The measurement of ECL reflects: (i) an unbiased and probability weighted amount that is determined by evaluating a range of possible outcomes, (ii) time value of money and (iii) all reasonable and supportable information that is available without undue cost and effort at the end of each reporting period about past events, current conditions and forecasts of future conditions. The expected loss rates are based on the Group’s historical credit losses experienced over the three year period prior to the period end. The historical loss rates are then adjusted for current and forward-looking information on macroeconomic factors affecting the Group’s customers. The Group has identified the gross domestic product (GDP), unemployment rate and inflation rate as the key macroeconomic factors in the countries where the Group operates. Other financial assets includes time deposits and other receivables, and the Group has determined that credit risk has not increased significantly on those assets and considers to have low credit risks at the reporting date.

The Group applies the IFRS 9 general approach to measure expected credit losses using a lifetime expected credit loss provision for related party balances to measure expected credit losses on a collective basis.

From time to time, the Group elects to renegotiate the terms of trade receivables due from customers with which it has previously had a good trading history. Such renegotiations will lead to changes in the timing of payments rather than changes to the amounts owed and, in consequence, the new expected cash flows are discounted at the original effective interest rate and any resulting difference to the carrying value is recognized in the profit and loss.

The Group’s assets at amortized costs comprise trade and other receivables, deposits, due from related parties and cash and cash equivalents in the consolidated statement of financial position.

Cash and cash equivalents includes cash in hand, deposits held at call with banks, and other short term highly liquid investments with original maturities of three months or less.

3.5.2.  Financial liabilities

The Group classifies its financial liabilities into one of two categories, depending on the purpose for which the liability was acquired.

Fair value through profit and loss (“FVTPL”):

The warrant liability is classified as a financial liability at FVTPL and valued using the Black-Scholes model (June 30, 2020: Monte Carlo simulation). Financial liabilities at FVTPL are stated at fair value, with any gains or losses arising on re-measurement recognized in profit or loss.

Fair value through other comprehensive income (“FVTOCI”):

The Group uses cash flow hedge to manage interest rate risk. The swaps are accounted for at fair value at each balance sheet date and the changes in the market price are recorded in other comprehensive income.

The positive fair values of interest rate swaps are included in other receivables and other comprehensive income. The negative fair values of interest rate swaps are included in payables and other comprehensive income.

Financial liabilities at amortized cost:

The Group includes in this category trade and other payables, borrowings, and due to related parties.

Trade payables and other short-term monetary liabilities, which are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method. Gains and losses are recognized in the profit or loss when the liabilities are derecognized as well as through the effective interest rate method amortization process. The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest costs over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability or (where appropriate) to the net carrying amount on initial recognition.

Financial liabilities at amortized cost are initially recognized at fair value net of any transaction costs directly attributable to the issue of the instrument.

Interest bearing liabilities are subsequently measured at amortized cost using the effective interest rate method, which ensures that any interest expense over the period to repayment is at a constant rate on the balance of the liability carried in the consolidated statement of financial position.

For the purposes of each financial liability, interest expense includes initial transaction costs and any premium payable on redemption, as well as any interest or coupon payable while the liability is outstanding.

Receivables and payables made to the Group companies outside the control of IBEX Limited are presented under the heading due to/from related parties. When denominated in a currency other than the US dollar, they are translated to US dollar at closing rates. Related parties receivables and payables are initially recognized at fair value and subsequently measured at amortized cost.

3.6.     Trade receivables

Trade receivables are recognized and carried at original invoice amount less an allowance for expected credit losses.

3.7.     Cash and cash equivalents

Cash and cash equivalents includes cash in hand, deposits held at call with banks, other short term highly liquid investments with original maturities of three months or less. Bank overdrafts are shown within loans and borrowings in current liabilities on the consolidated statement of financial position.

3.8.     Revenue from Contracts with Customers

IFRS 15 lays out a five-step process to ascertain the amount and timing of revenue that should be recognized.

●	Step 1: Identify the contract: The Company determines whether a contract exists between the reporting entity and customers that identifies rights, payment terms, has commercial substance and basis for collectability can be determined.
●	Step 2: Identify the Performance Obligations: The Company reviews the nature of the goods or service to be rendered in the contract and whether these are distinct. The reporting entity should recognize the revenue when it satisfies the performance obligations.
●	Step 3: Determine the transaction price: The amount of consideration expected to be received is defined which may be fixed or variable. With variable consideration the reporting entity can reasonably estimate the expected consideration. This step includes consideration of the various criteria which need to be identified and analyzed in determining whether revenues are fixed, variable or both.
●	Step 4: Allocate the transaction price to the performance obligations in the contracts – Where separate performance obligations exist, the reporting entity allocates and assigns the consideration to the respective performance obligations.
●	Step 5: Revenue Recognition: Recognize revenue to when the entity satisfies the performance obligations.

Business Process Outsource (BPO):

Revenues from contact center services are recognized over the period as the services are performed on the basis of the number of billable hours or other contractually agreed metrics. Revenues from inbound and outbound telephonic and internet-based communication services that are customized to the customers’ needs are recognized at the contractual rates as services are provided. Revenues for the initial training that occurs upon commencement of a new client contract are deferred and recognized over the estimated life of the client program if that training is billed to a client. Training revenues are deferred and then recognized on a straight-line basis over the life of the client contract, as it is not considered to have a standalone value to the customer. The related expenses are immediately charged to payroll and related expenses in the statement of profit or loss as incurred. Revenues are recognized in the amount as per the contractual billing rights which has a right to invoice net of discounts, incentives, and other credits as per contractual terms. The contact center solutions consist of customer service, technical support and other value added outsourced back office services. This omni-channel offering is delivered through voice, email, chat, SMS, social media and other communication applications. Capital expenditure, billed to the client at actual cost, is deferred and then recognized on a straight-line basis over the life of the client contract.

Revenues from CX services are recognized over the period of a client’s subscription contract on a basis that reflects usage of the product at the client’s location. Revenues and expenses related to set-up fees to customize the customer experience solution for client’s specific needs are deferred and recognized on a straight-line basis over the period in which the related service delivery is expected to be performed. Revenues related to additional consulting services are recognized over the period as the related services are performed on a per hour basis. The customer experience solution is comprised of a comprehensive suite of proprietary software tools to measure, monitor and manage the customer experience.

Revenues from Digital services are recognized upon the successful purchase of clients’ services as reported to the Group in monthly, semi-monthly or weekly intervals by clients. The data provided by clients to the Group include detail on pricing and product level activations from all channels (i.e. web-portal orders, call center orders, or affiliate or partner orders placed on the Group’s behalf) on the basis of which the clients calculate the payments owed to the Group. The payments received are reconciled to the activation data transmitted to the Group by the clients. Revenue is recognized from Digital Services at a point of time. Most of the digital solutions are based on two steps: (a) generating or purchasing a lead or a prospect, and (b) converting that lead or prospect into a customer, most frequently through a voice-based channel. Customers are primarily acquired for clients in the telecommunications, cable, technology and insurance industries.

Revenues from ETQ (discontinued operations) consist of commissions earned primarily from the sale by the Group to senior citizens and other eligible recipients (e.g. people with disabilities) of Medicare private insurance policies offered by leading U.S. insurance carriers. The commissions earned are dependent on the type of Medicare product sold, where the insured is based and the month in which the policy becomes effective. The commissions are based on a pre-determined rate card for which guidance and ranges are set by the regulatory body - CMS (Center for Medicare and Medicaid). The Company recognizes revenue on the sale date of the insurance policy after taking appropriate provisions for any cancellations during the first year of sale. Once the Carrier accepts a new insured, a carrier confirmation number is generated and the sale is made on the date the policy comes into effect. The Carrier then pays a commission to Company at the agreed rates for the first full year (initial year) of the policy.

For renewal commissions, the Group incorporates a combination of historical lapse and premium increase data along with available industry and insurance carrier experience data to estimate forecasted renewal consideration and constrain revenue recognized to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The uncertainty associated with the variable consideration is subsequently resolved when the policy renews.

Costs of fulfilling contracts do not result in the recognition of an asset as the majority of revenue is recognized over time and control of the asset is transferred to the customer when the service is transferred therefore no asset in relation to costs to fulfil contracts has been recognized. In relation to costs incurred to obtain a contract, no asset is recognized because the majority of costs (i.e. travel, employee commission, administrative expenses) are short-term in nature and also insignificant therefore they are recognized in the profit and loss account when incurred.

3.9.     Provisions

A provision is recognized in the statement of financial position when the Group has a legal or constructive obligation as a result of a past event; it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The Group has recognized provisions against legal disputes. Provisions are made for costs to defend legal disputes where it is considered that an outflow of economic benefit is probable. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense in profit and loss. Provisions are reviewed at each statement of financial position date and adjusted to reflect the current best estimate. The provisions are recognized in trade and other payables.

3.10.   Profit or loss from discontinued operations

A discontinued operation is a component of the Group that either has been disposed of, or is classified as held for sale. Profit or loss from discontinued operations comprises the post-tax profit or loss of discontinued operations and the post-tax gain or loss recognized on the measurement to fair value less costs to sell or on the disposal group(s) constituting the discontinued operation (see also Note 30.2).

3.11.   Retirement benefits

Defined contribution pension schemes

Contributions to defined contribution pension schemes are charged to the profit or loss in the year to which they relate.

United States based subsidiaries

The Group’s United States (“US”) based subsidiaries have qualified defined contribution plans. Employees who meet certain eligibility requirements, as defined, are able to contribute up to federal annual maximums. The Retirement Plan provides for company matching contributions of 25.0% of the first 6.0% of employee contributions to the Retirement Plan, which vests 25.0% per year over a four-year period.

TRG Marketing Solutions Limited

This subsidiary operates a defined contribution pension plan with a third party. Under this scheme, TRG Marketing Solutions Limited makes contributions for employees who have not opted out of the voluntary pension scheme.

Virtual World (Private) Limited and IBEX Global Solutions (Private) Limited

Virtual World (Private) Limited, IBEX Global Solutions (Private) Limited, and DS (Private) Limited operate a defined contribution plan (i.e. recognized provident fund scheme) for all its permanent employees. The assets of the Fund are held separately under the control of trustees for such fund. Contributions made by the subsidiaries are charged to the profit or loss.

Defined benefit schemes

Defined benefit scheme surpluses and deficits are measured at:

●	The fair value of plan assets at the reporting date; less
●	Plan liabilities calculated using the projected unit credit method discounted to its present value using yields available on high quality corporate bonds that have maturity dates approximating to the terms of the liabilities and are denominated in the same currency as the post-employment benefit obligations; less
●	The effect of minimum funding requirements agreed with scheme trustees

Re-measurements of the net defined obligation are recognized directly within other comprehensive income. The re-measurements include:

●	Actuarial gains and losses
●	Return on plan assets (interest exclusive)
●	Any asset ceiling effects (interest exclusive)

Service costs are recognized in the profit or loss, and include current and past service costs as well as gains and losses on curtailments.

Net interest expense / income is recognized in the profit or loss, and is calculated by applying the discount rate used to measure the defined benefit obligation / asset at the beginning of the annual period to the balance of the net defined benefit obligation / asset, considering the effects of contributions and benefit payments during the period.

Gains or losses arising from changes to scheme benefits or scheme curtailment are recognized immediately in the profit or loss. Settlements of defined benefit schemes are recognized in the period in which the settlement occurs.

IBEX Philippines, Inc. and IBEX Global Solutions (Philippines) Inc. operate an unfunded defined benefit scheme.

Under the plan, pension costs are actuarially determined using the projected unit credit method. This method considers each period of service as giving rise to an additional unit of benefit entitlement and measures each unit separately to build up the final obligation. Gains or losses on the curtailment or settlement of pension benefits are recognized when the curtailment or settlement occurs. All actuarial gains and losses are recognized in the year in which they arise, with re-measurements presented within other comprehensive income. The net interest cost is derived by applying a single discount rate to the net surplus or deficit of the fund.

3.12.   Share-based payments

In December 2018, the Group terminated both the Stock Option Plan as well as the Phantom Plan, with the exception of those in IBEX Global Solutions (Philippines) Inc., IBEX Global ROHQ, and IBEX Global Jamaica Limited. The Group in the same period issued the Restricted Stock Plan (RSA). During the year ended June 30, 2021 and June 30, 2020, the Group issued the Long Term Incentive Plan (LTIP). The details of the share-based compensation plans are given in Note 19 (Share-based compensation plans) to these consolidated financial statements.

The Company uses the fair value method of accounting for the share options, restricted stock award plan and long-term incentive plan. The fair value of these share options are estimated using the Black-Scholes valuation model and Monte Carlo simulation as applicable. The measurement of share options at fair value is based on the option pricing model taking into account the following variables:

●	The share price.
●	The strike price.
●	Volatility determined based on historical prices of our shares.
●	The duration, which has been estimated as the difference between the valuation date of the warrant plans and final exercise date.
●	The risk free interest rate.

During the year ended June 30, 2021, The measurement of the RSA and option plans are based on the Black-Scholes valuation model however historically the measurement of the RSA and option plans were based on the valuation provided by a third party valuation firm, based on the Monte Carlo simulation model, which the Group applied as the Fair Value of the awards.

Where equity settled share options are awarded to employees, the fair value of the options at the date of grant is charged to the profit or loss over the vesting period.

Where the terms and conditions of awards are modified before they vest, the increase in the fair value of the awards, measured immediately before and after the modification, is also charged to the consolidated statement of comprehensive income over the remaining vesting period.

The Group also operates a Phantom share option scheme (a cash settled share-based payment). An option pricing model (Black-Scholes) is used to measure the Group’s liability at each reporting date, taking into account the terms and conditions and the extent to which employees have rendered service. Movements in the liability (other than cash payments) are recognized in the profit or loss.

3.13.   Warrants

The Company accounts for the warrants to purchase its common shares in accordance with the provisions of IAS 32 − Financial Instruments: Presentation and IFRS 9 – Financial Instruments. The Company classifies as assets or liabilities any contracts that (i) require net-cash settlement (including a requirement to net-cash settle the contract if an event occurs and if that event is outside the control of the Company) or (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement).

The Company assessed the classification of the warrant as of the date it was issued and determined that such instruments met the criteria for liability classification. The warrant is reported on the consolidated statement of financial position as a liability at fair value using the Black-Scholes valuation method. The initial value was recorded on the consolidated statements of financial position with the common shares underlying the warrant which have vested recorded as contra revenue and the remainder recorded to long-and short-term assets.

The total fair value of the warrant liability is determined at the end of each reporting period by multiplying the fair value of a warrant by the total number of warrants that are expected to vest under the arrangement based on the satisfaction of the specified revenue milestones provided in the warrant. The total number of warrants that are expected to vest is based upon the cumulative revenues that are expected, as determined at the end of each reporting period, to be earned from Amazon during a period of 7.5 years ending on June 30, 2024.

The measurement of the warrant at fair value as of the initial measurement date is based on the Black-Scholes valuation model taking into account the following variables:

●	The share price.
●	The strike price.
●	Volatility determined based on historical prices of our shares.
●	The duration, which has been estimated as the difference between the valuation date of the warrant plans and final exercise date.
●	The risk free interest rate.

At the end of each reporting period, the Company has fair valued the warrant liability with changes in fair value through profit and loss. For the year ended June 30, 2021 and June 30, 2020, the Company used Black-Scholes valuation model and Monte Carlo simulation respectively, which requires the input of subjective assumptions, including the expected volatility and the expected term.

Given the absence of an active market for the common shares as of June 30, 2020, the Company is required to estimate the fair value of its common shares at the time of each grant.

The Company considers a variety of factors in estimating the fair value of its common shares on each measurement date, including:

●	the Company’s historical and projected operating and financial performance;
●	the Company’s introduction of new products and services;
●	the Company’s completion of strategic acquisitions;
●	the Company’s stage of development;
●	the global economic outlook and its expected impact on the Company’s business; and
●	the market performance of comparable companies.

The assets will be amortized on a systematic basis over the life of the arrangement as revenue is recognized for the transfer of the related goods or services as included Note 3.8. The Company will review the asset on a reporting period basis to determine whether an impairment is required. In the event that an impairment is needed, the company will reduce the asset and offset to revenues.

3.14.   Income taxes

Current tax

Current tax expense is based on taxable income at the current rates of taxation of the respective jurisdictions after taking into account applicable tax credits, rebates and exemptions available, if any.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts management expects to pay to the tax authorities. Any such provisions are based on estimates and are subject to changing facts and circumstances considering the progress of ongoing tax audits, case law and new legislation.

Deferred tax

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

●	The initial recognition of goodwill
●	The initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit, and
●	Investments in subsidiaries and jointly controlled entities where the Group is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities / assets are settled / recovered.

Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

●	The same taxable group company, or
●	Different group entities which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

3.15.   Foreign Currency

Foreign currency translation

Transactions entered into by Group entities in a currency other than the currency of the primary economic environment in which they operate (their “Functional Currency”) are recorded at the rates ruling when the transactions occur. Foreign currency monetary assets and liabilities are translated at the rates ruling at the reporting date. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately in the profit or loss. The net exchange losses amounted to $0.2 million for the year ended June 30, 2021 (June 30, 2020: $0.4 million; June 30, 2019: $1.3 million).

On consolidation, the results of overseas operations are translated into dollars at rates approximating to those ruling when the transactions took place. All assets and liabilities of overseas operations, including goodwill arising on the acquisition of those operations, are translated at the rate ruling at the reporting date. Exchange differences arising on translating the opening net assets at the opening rate and the results of overseas operations at the actual rate are recognized in other comprehensive income and accumulated in the foreign exchange reserve. Exchange differences are recognized as profit or loss in Group entities’ separate consolidated financial statements on the translation of long-term monetary items forming part of the Group’s net investment in the overseas operation concerned are reclassified to other comprehensive income and accumulated in the foreign exchange reserve on consolidation.

On disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to that operation up to the date of disposal are transferred to the profit or loss as part of the profit or loss on disposal.

Transactions denominated in foreign currencies are translated into $USD at the exchange rate at the end of the previous month-end. Monetary items in the statement of financial position are translated at the closing rate at each reporting date and the relevant translation adjustments are recognized in financial result.

3.16.   Offsetting of financial assets and financial liabilities

Financial assets and financial liabilities are offset when the entity has a legally enforceable right to offset the recognized amounts and intends either to settle these on net basis or to realize the assets and settle the liabilities simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or winding up of the entity or the counterparties.

3.17.   Dividend

Dividends declared subsequent to the balance sheet date are considered as non-adjusting events and are recognized in the consolidated financial statements in the year in which such dividends are approved / transfers are made.

3.18.   Hedge accounting

The Group designates and documents the use of certain derivatives and other financial assets or financial liabilities as hedging instruments against changes in fair values of recognized assets and liabilities (fair value hedges) and highly probable forecast transactions (cash flow hedges). The effectiveness of such hedges is assessed at inception and verified at regular intervals and at least on a quarterly basis to ensure that an economic relationship exists between the hedged item and the hedging instrument.

The Group uses cash flow hedges to mitigate a particular risk associated with a recognized asset or liability or highly probable forecast transactions, such as variability of expected interest payments and receipts.

If a highly probable forecast transaction results in the recognition of a non-monetary asset, the cumulative loss / (gain) is added to / (subtracted from) the cost of the asset acquired (“basis adjustment”). The same approach is followed where a cash flow hedge of a hedged forecast transaction for a non-financial asset or non-financial liability becomes a firm commitment to which fair value hedge accounting is applied. Otherwise the cumulative gain or loss recognized in other comprehensive income is reclassified from the cash flow hedge reserve to profit or loss at the same time as the hedged transaction affects profit or loss. The two transactions are recognized in the same line item. If a forecast transaction is no longer considered highly probable but the forecast transaction is still expected to occur, the cumulative gain or loss recognized in other comprehensive income is frozen and recognized in profit or loss. Subsequent changes in the fair value of the derivative are recognized in profit or loss. If the Group closes out its position before the transaction takes place (even though it is still expected to take place) the cumulative gain or loss on changes in fair value of the derivative is similarly recognized. If, at any point, the hedged transaction is no longer expected to occur, the cumulative gain or loss is reclassified from the cash flow hedge reserve to profit or loss immediately. The effective portion of gains and losses on derivatives used to manage cash flow interest rate risk (such as floating to fixed interest rate swaps) are also recognized in other comprehensive income and accumulated in the cash flow hedge reserve. However, if the Group closes out its position early, the cumulative gains and losses recognized in other comprehensive income are frozen and reclassified from the cash flow hedge reserve to profit or loss using the effective interest method. The ineffective portion of gains and losses on derivatives used to manage cash flow interest rate risk are recognized in profit or loss within finance charges.

3.19.   Standards, interpretations and amendments not yet effective

●	On January 23, 2020, the International Accounting Standards Board (IASB or the Board) issued amendments to IAS 1 Presentation of Financial Statements (the amendments) to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. These amendments should be applied for annual periods beginning on or after January 1, 2022, retrospectively in accordance to IAS 8. On July 15, 2020, IASB issued an amendment that defers the effective date of January 2020 amendments by one year, so that the entities would be required to apply the amendment for annual periods beginning on or after January 1, 2023. The Company is assessing the impact of the amendment and expects that the impact would not have a material impact on the financial statements.
●	On February 12, 2021, the IASB issued amendments to IAS 1 to improve the accounting policy disclosures so that they provide more useful information to investors and other primary users of the financial statements. The amendments to IAS 1 require companies to disclose their material accounting policy information rather than their significant accounting policies. These amendments should be applied for annual periods beginning on or after January 1, 2023, prospectively. The Company is assessing the impact of the amendment and expects that the impact would not have a material impact on the financial statements.
●	On February 12, 2021, the IASB issued amendments to IAS 8 to help entities distinguish between accounting policies and accounting estimates. The amendments to IAS 8 clarifies that:
-	accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty.”
-	Entities develop accounting estimates if accounting policies require items in financial statements to be measured in a way that involves measurement uncertainty.
-	Change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.
-	A change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. The effect of the change relating to the current period is recognized as income or expense in the current period. The effect, if any, on future periods is recognized as income or expense in those future periods.

These amendments should be applied for annual periods beginning on or after January 1, 2023, prospectively. The Company is assessing the impact of the amendment and expects that the impact would not have a material impact on the financial statements.

●	On March 31, 2021, the IASB has issued ‘Covid-19 related rent concessions beyond June 30, 2021 (Amendment to IFRS 16), that extends by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. These changes amends IFRS 16 to:
-	permit a lessee to apply the practical expedient regarding COVID-19-related rent concessions to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2022 (rather than only payments originally due on or before 30 June 2021);
-	require a lessee applying the amendment to do so for annual reporting periods beginning on or after 1 April 2021;
-	require a lessee applying the amendment to do so retrospectively, recognizing the cumulative effect of initially applying the amendment as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of the annual reporting period in which the lessee first applies the amendment; and
-	Specify that, in the reporting period in which a lessee first applies the amendment, a lessee is not required to disclose the information required by paragraph 28(f) of IAS 8.
●	On May 7, 2021, the IASB has published ‘Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)’. The Board amends IAS 12 to provide a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after 1 January 2023.

The Company is assessing the impact of the amendment and expects that the impact would not have a material impact on the financial statements.